Apr. 30, 2021
Moderate Allocation Portfolio
Moderate Allocation PortfolioMay 1, 2021
Investment Objective.
The Portfolio seeks capital appreciation and current income.
Fees and Expenses of the Portfolio.
The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the period of the Fund’s operations (January 24, 2020 — December 31, 2020), the Fund’s portfolio turnover rate was 24.94% of the average value of its portfolio.
Principal Investment Strategies.
The Portfolio invests both in equity and fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”).•The Portfolio’s target allocation currently is approximately 60% of net assets in equity IC Portfolios and approximately 40% of net assets in fixed income IC Portfolios.•The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 15% of its net assets in the Mid-Cap Equity Index Portfolio and approximately 10% of its net assets in the International Portfolio.•The Portfolio seeks to maintain approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio.
Principal Investment Risks.
An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.•Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 60% of its assets in equity IC Portfolios and 40% of its assets in fixed income IC Portfolios; therefore the Portfolio is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.•Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.•Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.•Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.•Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.•Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.•Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.•Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.•Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.•Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.•Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.•Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.•Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.•Below-investment grade debt risk: Below-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higherrated securities.•Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.•Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.•Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.•Allocation Portfolio risk:•The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.•Performance of some asset classes may offset performance of others, such as stocks and bonds.•Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return.
Because the Portfolio commenced operations on January 24, 2020, information regarding performance for a full calendar year is not available.Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.